Provisions for Legal Claims and Contingent Liabilities (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value measurement of liabilities [line items]
Provisions	R$ 956,696	R$ 1,828,916	R$ 2,037,599
Provision	956,696	1,828,916
Contingent liabilities	2,807,918	3,073,462
Tax [Member]
Disclosure of fair value measurement of liabilities [line items]
Provisions	217,232	208,430	201,750
Provision	217,232	208,430
Contingent liabilities	R$ 444,198	518,132
Tax [Member] | Cofins [Member]
Disclosure of fair value measurement of liabilities [line items]
Description	Requirement of the Federal Revenue Service for the period from August 1995 to December 1996, due to the termination of a judicial decision that has recognized the Company's exemption from Cofins.
Provisions	R$ 143,831	133,371	123,564
Provision	143,831	133,371
Contingent liabilities	R$ 10,013	9,270
Tax [Member] | I N S S [Member]
Disclosure of fair value measurement of liabilities [line items]
Description	Tax requirements related to the social security contribution.
Provision	R$ 21,951	32,053
Contingent liabilities	R$ 31,854	118,254
Tax [Member] | Federal Taxes [Member]
Disclosure of fair value measurement of liabilities [line items]
Description	Administrative requirements and questions from Receita Federal do Brasil (Federal Revenue Service).
Provision	R$ 25,521	2,328
Contingent liabilities	R$ 19,385	40,755
Tax [Member] | I C M S [Member]
Disclosure of fair value measurement of liabilities [line items]
Description	Administrative requirements and questions from the State regarding the payment of ICMS (VAT) on the Company's invoices.
Provision	R$ 488	5,630
Contingent liabilities	R$ 28,431	26,986
Tax [Member] | I P T U [Member]
Disclosure of fair value measurement of liabilities [line items]
Description	Tax Requirement on Urban Territorial Property (IPTU) on properties affected by the public electricity service.
Provision	R$ 6,108	5,181
Contingent liabilities	R$ 199,173	179,974
Tax [Member] | I S S [Member]
Disclosure of fair value measurement of liabilities [line items]
Description	City halls tax requirement as ISS on construction services provided by third parties.
Provision	R$ 307	221
Contingent liabilities	R$ 66,010	58,085
Tax [Member] | Others [Member]
Disclosure of fair value measurement of liabilities [line items]
Description	Taxes, fees and other federal, state and municipal taxes in which the Company discusses the levy or not, as well as its bases and amounts for payment
Provision	R$ 19,026	29,646
Contingent liabilities	R$ 89,332	84,808
Labor [Member]
Disclosure of fair value measurement of liabilities [line items]
Description	Charging of overtime, hazardous work, transfer surcharge, equalization / salary adjustment, among others, by employees and former employees of Copel; collection of indemnity installments and others, by ex-employees of contractors and outsourced companies (subsidiary responsibility).
Provision	R$ 307,085	386,639
Contingent liabilities	R$ 293,076	291,768
Employee Benefits [Member]
Disclosure of fair value measurement of liabilities [line items]
Description	Labor claims filed by former retired employees against Fundação Copel, which will consequently cause repercussions for the Company and its wholly-owned subsidiaries, to the extent that additional contributions are required.
Provisions	R$ 40,469	37,516	30,126
Provision	40,469	37,516
Contingent liabilities	10,316	10,724
Regulatory [Member]
Disclosure of fair value measurement of liabilities [line items]
Provisions	8,951	7,738	8,493
Provision	8,951	7,738
Contingent liabilities	R$ 1,605,563	1,481,985
Regulatory [Member] | Others [Member]
Disclosure of fair value measurement of liabilities [line items]
Description	Aneel's notifications about possible breaches of regulatory standards
Provision	R$ 8,951	7,738
Contingent liabilities	R$ 59,532	45,498
Regulatory [Member] | E S B R [Member]
Disclosure of fair value measurement of liabilities [line items]
Description	ESBR filed Ordinary Lawsuit No. 10426-71.2013.4.01.4100 against ANEEL in the Federal Court of Rondônia, whose ruling: (i) acknowledged the exclusion of liability for the 535-day schedule overrun in the construction of the Jirau Hydropower Station; (ii) declares any obligations, penalties and costs imposed on ESBR as a result of the schedule overrun to be unenforceable, and (iii) annuls ANEEL Resolution 1,732/2013, which had recognized a schedule overrun of only 52 days. An appeal has been brought by ANEEL, pending judgment by the Federal Court of the 1st Region. The practical consequence of the ruling was, at the time it exempted ESBR, to expose the distributors with whom it entered into power trading contracts (CCEARs) to the Short-Term Market and to the high value of the Settlement Price of the Differences (Preço de Liquidação das Diferenças - PLD, in Portuguese) in the period, including Copel DIS. This occurred because the rules for the sale of electricity require that all energy consumed should have a corresponding contractual coverage. If the lawsuits are judged unfavorably against Copel, the amount will be classified as Sectorial Financial Asset to be recovered through tariff rates.
Provision	R$ 0	0
Contingent liabilities	R$ 1,194,489	1,129,202
Regulatory [Member] | Colider Exclusion Of Liability [Member]
Disclosure of fair value measurement of liabilities [line items]
Description	Discussion on the value of the transmission system usage fee (TUST) and monetary adjustment on energy values related to the period of exclusion of liability.As a result of the judicial decision that excluded the period of delay in the Colíder HPP construction from the responsibility for the delivery of energy contracted in the Regulated Contracting Environment (ACR), the CCEE proceeded with the credit, valued at the PLD, of the energy previously backed to fulfill the ACR contracts. However, in the event of failure in the legal action, the Company must return the amounts credited, adjusted by the IGPM.
Provision	R$ 0	0
Contingent liabilities	351,542	307,285
Civil [Member]
Disclosure of fair value measurement of liabilities [line items]
Provisions	382,959	1,188,593	1,260,766
Provision	382,959	1,188,593
Contingent liabilities	R$ 454,765	770,853
Civil [Member] | Tobacco Growers [Member]
Disclosure of fair value measurement of liabilities [line items]
Description	Actions whose main cause is the lack of electricity causing loss of production.
Provision	R$ 68,123	57,475
Contingent liabilities	R$ 16,647	42,373
Civil [Member] | Arbitration [Member]
Disclosure of fair value measurement of liabilities [line items]
Description	Arbitration process completed (Note 25.1).
Provision	R$ 0	672,000
Contingent liabilities	R$ 0	0
Civil [Member] | Civil And Administrative Law [Member]
Disclosure of fair value measurement of liabilities [line items]
Description	Other actions involving billing, supposed irregular procedures, administrative contracts and contractual fines, indemnity for accidents with the electric power network and accident with vehicles.
Provision	R$ 100,100	118,210
Contingent liabilities	R$ 254,174	349,602
Civil [Member] | Indemnification To Third Parties Civil [Member]
Disclosure of fair value measurement of liabilities [line items]
Description	Action for compensation for damages caused by the construction of a power plant. A judicial agreement was reached to end the dispute, through reciprocal concessions and settlements, including payment of compensation and costs of the losing party, in two installments, due in December/24 and June/25. The balance was transferred to other accounts payable (Note 25).
Provision	R$ 0	106,986
Contingent liabilities	R$ 0	104,192
Civil [Member] | Easements [Member]
Disclosure of fair value measurement of liabilities [line items]
Description	Discussion between the amount determined by Copel for payment and the amount claimed by the property owner and/or when the owner's documentation supporting title to the property may not be registered (when probate proceedings are still in progress, properties have no registry number with the land registry, etc.), intervention in third-party adverse possession, either as a confronter, or in case of a property where there are areas of easement of passage, in order to preserve the limits and boundaries of expropriated areas.
Provisions	R$ 97,971	114,125	138,724
Provision	97,971	114,125
Contingent liabilities	R$ 18,915	24,551
Civil [Member] | Expropriation And Property [Member]
Disclosure of fair value measurement of liabilities [line items]
Description	Discussion between the amount assessed by Copel for payment and the amount claimed by the owner, and / or when the owner's documentation does not present conditions for registration (inventories in progress, properties without registration, among others); actions for repossession of real estate owned by the concessionaire; intervention in the adverse possession of third parties, as a confrontant, in order to preserve the limits and confrontations of the expropriated areas.
Provision	R$ 112,039	112,764
Contingent liabilities	R$ 15,138	22,225
Civil [Member] | Consumers [Member]
Disclosure of fair value measurement of liabilities [line items]
Description	Lawsuits seeking compensation for damages caused to household appliances, industrial and commercial machinery, compensation for moral damages resulting from the provision of services (suspension of supply) and lawsuits filed by industrial consumers, questioning the legality of the increase in electricity rates, which occurred during the Cruzado Plan, and seeking reimbursement of the amounts involved.
Provision	R$ 904	2,442
Contingent liabilities	R$ 1,197	1,077
Civil [Member] | Environmental [Member]
Disclosure of fair value measurement of liabilities [line items]
Description	Public civil and class actions whose purpose is to obstruct the progress of environmental licensing for new projects or to recover permanent preservation areas located around the hydroelectric power plant dams unlawfully used by private individuals. If the outcome of the lawsuits is unfavorable to the Company, Management estimates only the cost to prepare new environmental studies and to recover the areas owned by Copel GeT. They also include the Commitment Agreements (Termos de Ajuste de Conduta - TAC, in Portuguese), which refer to the commitments agreed-upon and approved between the Company and the relevant bodies, for noncompliance with any condition provided for by the Installation and Operating Licenses.
Provisions	R$ 3,822	4,593	R$ 5,269
Provision	3,822	4,591
Contingent liabilities	R$ 148,694	R$ 226,833